Bank Loans (Details)	6 Months Ended
Sep. 30, 2021 USD ($)
One Car Loan [Member]
Bank Loans (Details) [Line Items]
Car loan	$ 77,599
Annual interest rate	12.00%
Two Car Loan [Member]
Bank Loans (Details) [Line Items]
Car loan	$ 52,767
Annual interest rate	9.50%